Stock Options Disclosure: Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2013	Aug. 31, 2012
Stock Options Disclosure Schedule Of Share-Based Compensation Stock Options Activity Details
Stock options granted			8,000,000
Weighted average exercise price, options granted	$ 0.017		$ 0.08
Stock options outstanding			8,000,000
Weighted average exercise price			$ 0.08
Remaining contractual life in years			4 years 11 months 1 day
Options forfeited		(8,000,000)
weighted average exercise price of options forfeited		$ 0.08